SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) (Parenthetical) - shares	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Accounting Policies [Abstract]
Dilutive shares outstanding	191,994	88,336